Provisions - Schedule of Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 24,424
Exchange adjustments	504
Acquisitions	2
Increase (decrease) in existing provisions	3,714
Write-back of unused provisions	(489)
Unwinding of discount	150
Change in discount rate	(133)
Utilization	(2,907)
Reclassified to other payables	(1,104)
Deletions	(217)
Ending balance, provisions	23,944
Current provisions	3,324	$ 4,012
Non-current provisions	20,620	20,412
Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	2,580
Current provisions	1,439	2,330
Non-current provisions	1,141	$ 112
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	16,442
Exchange adjustments	326
Acquisitions	0
Increase (decrease) in existing provisions	(228)
Write-back of unused provisions	0
Unwinding of discount	121
Change in discount rate	(106)
Utilization	(21)
Reclassified to other payables	(239)
Deletions	(195)
Ending balance, provisions	16,100
Current provisions	378
Non-current provisions	15,722
Decommissioning | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	0
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,584
Exchange adjustments	12
Acquisitions	2
Increase (decrease) in existing provisions	249
Write-back of unused provisions	(94)
Unwinding of discount	8
Change in discount rate	0
Utilization	(231)
Reclassified to other payables	0
Deletions	(14)
Ending balance, provisions	1,516
Current provisions	269
Non-current provisions	1,247
Environmental | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	0
Litigation and claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,162
Exchange adjustments	4
Acquisitions	0
Increase (decrease) in existing provisions	2,907
Write-back of unused provisions	(26)
Unwinding of discount	8
Change in discount rate	(13)
Utilization	(1,916)
Reclassified to other payables	(792)
Deletions	0
Ending balance, provisions	3,334
Current provisions	1,738
Non-current provisions	1,596
Litigation and claims | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,442
Increase (decrease) in existing provisions	2,647
Utilization	(1,750)
Reclassified to other payables	(759)
Ending balance, provisions	2,580
Current provisions	1,439
Non-current provisions	1,141
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,236
Exchange adjustments	162
Acquisitions	0
Increase (decrease) in existing provisions	786
Write-back of unused provisions	(369)
Unwinding of discount	13
Change in discount rate	(14)
Utilization	(739)
Reclassified to other payables	(73)
Deletions	(8)
Ending balance, provisions	2,994
Current provisions	939
Non-current provisions	2,055
Other | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	$ 0